Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2019	50,886	57,459	46,715	1,666	21,670	178,396
Acquisitions	571	5,996	5,135	3,537	1,878	17,117
Disposals	—	—	(246)	(80)	—	(326)
Transfer	2,231	20	—	(2,259)	8	—
Transfers from Intangible	—	2	25	—	—	27
Transfer to Intangible	(969)	(394)	(373)	—	—	(1,736)
Translation differences and inflation adjustment	(826)	(788)	22	(41)	(426)	(2,059)
Balances at December 31, 2019	51,893	62,295	51,278	2,823	23,130	191,419
Balances at January 1, 2018	54,655	54,389	40,479	1,467	22,617	173,607
Adjustment on initial application of IAS 29	1,358	—	3,444	48	89	4,939
Adjustment balances at January 1, 2018	56,013	54,389	43,923	1,515	22,706	178,546
Acquisitions	289	4,551	4,263	900	1,136	11,139
Disposals	—	—	(520)	—	(774)	(1,294)
Transfer from Intangible	(298)	278	172	(584)	553	121
Translation differences and inflation adjustment	(2,631)	(1,989)	(1,119)	(106)	(1,190)	(7,035)
Balances at December 31, 2018	53,373	57,229	46,719	1,725	22,431	181,477
Depreciation
Accumulated at January 1, 2019	11,543	44,517	31,300	—	16,737	104,097
Depreciation of the year	810	3,605	4,110	—	1,305	9,830
Disposals	—	—	(245)	—	—	(245)
Transfer to Intangible	—	(335)	(289)	—	—	(624)
Translation differences and inflation adjustment	(227)	(671)	(10)	—	(343)	(1,251)
Accumulated at December 31, 2019	12,126	47,116	34,866	—	17,699	111,807
Accumulated at January 1, 2018	12,434	42,376	26,227	—	18,087	99,124
Adjustment on initial application of IAS 29	568	—	3,030	—	86	3,684
Adjusted balances at January 1, 2018	13,002	42,376	29,257	—	18,173	102,808
Depreciation of the year	925	3,852	3,607	—	1,120	9,504
Disposals	—	—	(464)	—	(773)	(1,237)
Translation differences	(721)	(1,637)	(595)	—	(944)	(3,897)
Accumulated at December 31, 2018	13,206	44,591	31,805	—	17,576	107,178
Net balances at December 31, 2019	39,767	15,179	16,412	2,823	5,431	79,612
Net balances at December 31, 2018	40,167	12,638	14,914	1,725	4,855	74,299